BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	2025	2024
Corporate revolving credit facility	June 29, 2030	SOFR plus 1.3%	US$	$—	$300
Commercial Paper(1)	March 1, 2026	4.2%	US$	735	850

Non-Current:
Medium Term Notes(2):
Public - Canadian	November 14, 2027	5.6%	C$	328	313
Public - Canadian	September 11, 2028	4.2%	C$	510	487
Public - Canadian	October 9, 2029	3.4%	C$	510	487
Public - Canadian	July 27, 2030	5.7%	C$	364	348
Public - Canadian	January 6, 2031	3.7%	C$	273	—
Public - Canadian	September 1, 2032	2.9%	C$	364	348
Public - Canadian	February 14, 2033	6.0%	C$	182	174
Public - Canadian	April 25, 2034	5.4%	C$	291	278
Public - Canadian	September 24, 2035	4.5%	C$	237	—
Public - Canadian	April 25, 2052	5.8%	C$	146	139
Public - Canadian	July 27, 2053	6.0%	C$	146	139

Subordinated Notes(2)
Public - United States	March 15, 2055	6.8%	US$	300	300
Public - Canadian	September 1, 2055	5.6%	C$	183	—
Public - United States	May 24, 2081	5.0%	US$	250	250
Public - United States	May 31, 2084	7.3%	US$	158	158
				4,977	4,571
Deferred financing costs and other				(30)	(29)
Total				$4,947	$4,542

(1)Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of December 31, 2025.
(2)See Note 21, Subsidiary Public Issuers, for further details.
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2025	2024
Current	$6,013	$2,838
Non-current	53,538	43,714
Total	$59,551	$46,552
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
2026(1)	$778	$1,617	$1,260	$2,520	$6,175
2027	952	613	532	864	2,961
2028	2,750	919	663	2,974	7,306
2029	2,232	883	1,302	3,019	7,436
2030	2,935	2,340	2,028	2,795	10,098
Thereafter	5,560	6,021	10,970	4,128	26,679
Total principal repayments	15,207	12,393	16,755	16,300	60,655
Deferred financing costs and other	(106)	(383)	(251)	(364)	(1,104)
Total - Dec. 31, 2025	$15,101	$12,010	$16,504	$15,936	$59,551
Total - Dec. 31, 2024	$13,586	$11,319	$11,512	$10,135	$46,552

(1)Includes commercial paper obligations of $0.8 billion at our Canadian diversified midstream operation.
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities(1)	Transport	Midstream	Data	Total
Dec. 31, 2025	7%	6%	5%	6%	6%
Dec. 31, 2024	7%	5%	6%	6%	6%
(1)Excluding the impact of the variable interest in our Brazilian assets, the weighted average interest rate of non-recourse borrowings would be 5% as at December 31, 2025.
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2025	Local Currency		Dec. 31, 2024	Local Currency
U.S. dollars	$32,970	USD	$32,970	$18,807	USD	$18,807
Canadian dollars	11,020	CAD	15,125	10,133	CAD	14,574
Indian rupees	5,235	INR	471,622	5,470	INR	467,521
British pounds	4,548	GBP	3,375	4,607	GBP	3,681
Brazilian real(1)	3,522	BRL	19,384	3,999	BRL	24,762
Euro	1,397	EUR	1,189	2,876	EUR	2,778
Australian dollars	949	AUD	1,422	893	AUD	1,443
Colombian pesos	900	COP	3,396,150	559	COP	2,462,758
Korean Won	507	KRW	746,578	—	KRW	—
New Zealand dollars	39	NZD	68	37	NZD	66

(1)See Note 5, Disposition of Businesses, for additional information.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2024	Cash Flows	Acquisitions/ Dispositions(1)	Held for Sale	Foreign Exchange Movement and Other	2025
Corporate borrowings	$4,542	$378	$—	$—	$27	$4,947
Non-recourse borrowings	46,552	7,927	6,293	(581)	(640)	59,551

(1)Refer to Note 7. Acquisition of Businesses, for further details.